Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement (Tables) [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2023:
	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	-	-	5,747,884	5,747,884
Option liability	-	-	12,762,104	12,762,104
Convertible loans	-	-	18,846,932	18,846,932

Total	-	-	37,356,920	37,356,920
	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	-	-	87,279	87,279
Convertible loans	-	-	14,336,844	14,336,844

Total	-	-	14,424,123	14,424,123

Schedule of Recurring Fair Value Measurements	The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2021, 2022 and 2023:
	Warrant liabilities*	Option liability*	Convertible loans	Contingent consideration payables	Prepaid forward contracts	Prepaid consideration for acquisitions	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2021	(9,278,026)	-	(44,286,437)	-	-	-	-	(53,564,463)
Additions	(143,894,898)	(25,859,359)	(2,496,712)	(3,331,019)	94,141,160	28,424,280	-	(53,016,548)
Fair value change	(23,025,692)	7,889,251	(775,963)	-	(44,852,000)	-	-	(60,764,404)
Change in fair value recognized in general and administrative expenses	-	-	-	875,763	-	-	-	875,763
Extinguishment loss due to a shareholder loan modification	(5,880,660)	-	-	-	-	-	-	(5,880,660)
Extinguishment upon conversion/exercise	171,533,116	-	40,736,265	-	(49,289,160)	-	-	162,980,221
Extinguishment upon purchase consideration settlement/readily to settle	-	-	-	1,810,819	-	-	-	1,810,819
Foreign exchange translation	2,015,046	337,847	750,610	-	-	-	-	3,103,503
Balance as of January 1, 2022	(8,531,114)	(17,632,261)	(6,072,237)	(644,437)	-	28,424,280	-	(4,455,769)
Additions	-	-	(10,446,900)	-	-	-	(1,398,431)	(11,845,331)
Fair value change	3,464,922	6,305,349	(1,714,334)	-	-	(9,931,826)	-	(1,875,889)
Change in fair value recognized in general and administrative expenses	-	-	-	92,796	-	-	-	92,796
Extinguishment upon contingent consideration readily to settle	-	-	-	551,641	-	-	-	551,641
Extinguishment upon purchase consideration settlement	-	-	-	-	-	(18,492,454)	-	(18,492,454)
Foreign exchange translation	(681,692)	(1,435,192)	(613,461)	-	-	-	-	(2,730,345)

Balance as of December 31, 2022	(5,747,884)	(12,762,104)	(18,846,932)	-	-	-	(1,398,431)	(38,755,351)

Additions	-	-	(29,690,163)	-	-	-	-	(29,690,163)
Fair value change	5,727,015	12,572,815	(1,235,513)	-	-	-	36,943	17,101,260
Extinguishment upon settlement	-	-	35,593,895	-	-	-	1,361,488	36,955,383
Foreign exchange translation	(66,410)	189,289	(158,131)	-	-	-	-	(35,252)

Balance as of December 31, 2023	(87,279)	-	(14,336,844)	-	-	-	-	(14,424,123)
*	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.

Warrant [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of Estimated the Fair Values of Warrant Liabilities	The Company estimated the fair values of warrant liabilities using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs:
	As of December 31, 2022				As of December 31, 2023
	March 2019 B-2 Warrant		Class A OS Warrant		March 2019 B-2 Warrant
Risk-free interest rate		4.60%		4.60%		3.92%-4.12%
Expected volatility		40.87%		40.95%		35.55%-41.61%
Dividend yield		0.00%		0.00%		0.00%
Remaining contractual life		0.75		0.74		Permanent
Fair value of the underlying preferred shares/ordinary shares	US$	45.28	US$	12.96	US$	4.67
The Company estimated the fair values of option liability using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs:
	As of December 31, 2022
Risk-free interest rate		4.59%
Expected volatility		37.57%
Dividend yield		0.00%
Remaining contractual life		0.09
Fair value of the underlying preferred shares	US$	16.16